Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class A, C, I Prospectus | Dreyfus High Yield Fund | Class A
Prospectus:
Trading Symbol	DPLTX
Class A, C, I Prospectus | Dreyfus High Yield Fund | Class C
Prospectus:
Trading Symbol	PTHIX
Class A, C, I Prospectus | Dreyfus High Yield Fund | Class I
Prospectus:
Trading Symbol	DLHRX
Class T Prospectus | Dreyfus High Yield Fund | Class T
Prospectus:
Trading Symbol	DLHTX